Fuwei Films (Holdings) Co., Ltd (Parent Company) (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Required percent of accumulated profits, reserve	10.00%	10.00%
Required statutory general reserve, percent of registered capital	50.00%	50.00%
Required statutory general reserve, percent minimum remaining after issuance of shares or increase in par value	25.00%	25.00%
Statutory public welfare fund required amount of profit, percent	5.00%	5.00%
Statutory surplus reserve	$ 6,034	37,441
Restricted net assets, percent of consolidated net assets	51.90%	51.90%